UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 1999
CHECK HERE IF AMENDMENT [X] AMENDMENT NUMBER 1
INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT
LASALLE INVESTMENT MANAGEMENT (SECURITIES)
100 EAST PRATT STREET
BALTIMORE, MD 21202
13-F FILE NUMBER:  1085601
The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:
Name:  Marci Stecker McCready
Title:  Senior Portfolio Administrator
Phone:  410-347-0651
Baltimore, MD
September 8, 1999
Report Type:  13f Holdings Report

Report Summary:
Number of Other Included Managers:  1
Form 13F Info Table Value Total:  $3,108,700,835
List of Other Included Managers:
#28-2437  Strategic Investment Management

LASALLE INVESTMENT MANAGEMENT (SECURITIES)
SEC Schedule 13-F Filing
For Period Ending:  June 30 1999

					Sole	Shared	No
	Security		Combined	Fair Mkt	Voting	Voting	Voting
Issuer (1)	Type (2)	Cusip (3)	Shares (5)	Value (4)	Discr.	Discr.	Discr.

AMB Property Corporation	Common Stock	00163T109	"1,057,308"	"24,824,965"	"1,013,697"	43611	0
AMB Property Corporation-Escrow Share	Common Stock	537990913	"15,453"	"363,146"	0	"15,453"	0
American Industrial	Common Stock	026791103	"1,503,173"	"21,232,319"	"1,022,771"	"480,402"	0
Apartment Invest. & Mgmt.	Common Stock	03748R101	"3,260,918"	"139,404,245"	"1,312,572"	"1,900,246"	"48,100"
Archstone Communities Trust	Common Stock	039581103	"164,534"	"3,609,465"	"97,050"	"67,484"	0
Arden Realty	Common Stock	039793104	"111,400"	"2,743,225"	"111,400"	0	0
Avalon Bay Communities	Common Stock	053484101	"5,188,572"	"191,977,163"	"1,883,950"	"3,191,797"	"112,825"
Beacon Capital Partners	Common Stock	073561102	"738,500"	"13,648,063"	"651,000"	"50,000"	"37,500"
Boston Properties	Common Stock	101121101	"1,944,600"	"69,762,525"	"821,600"	"1,065,800"	"57,200"
Bradley REIT	Common Stock	104580105	"1,252,700"	"25,993,525"	"69,800"	"1,182,900"	0
Brandywine Realty Trust	Common Stock	105368203	"874,570"	"17,327,418"	"544,500"	"309,900"	"20,170"
BRE Property	Common Stock	05564E106	"230,800"	"6,000,800"	"58,300"	"172,500"	0
Camden Property	Common Stock	133131102	"2,870,667"	"79,661,012"	"828,511"	"1,980,051"	"62,105"
Capital Trust	Common Stock	140920109	"772,860"	"3,477,870"	"332,100"	"379,600"	"61,160"
Catellus Development	Common Stock	149111106	"3,264,400"	"49,782,100"	"1,733,400"	"1,417,700"	"113,300"
CBL & Associates Properties	Common Stock	124830100	"1,339,400"	"35,326,675"	"123,100"	"1,216,300"	0
Centerpoint Properties	Common Stock	151895109	"102,627"	"3,758,714"	"102,627"	0	0
Chateau Properties	Common Stock	161739107	"21,787"	"652,248"	0	"21,787"	0
Chelsea G.C.A. Realty	Common Stock	163262108	"2,059,567"	"76,461,425"	"928,810"	"1,072,407"	"58,350"
Colonial Properties	Common Stock	195872106	"16,200"	"457,650"	0	"16,200"	0
Commercial Net Lease	Common Stock	202218103	"2,113,500"	"27,211,313"	"1,376,300"	"691,500"	"45,700"
Cornerstone Properties Inc	Common Stock	21922H103	"105,600"	"1,676,400"	"105,600"	0	0
COUSINS PROPERTIES	Common Stock	222795106	"53,160"	"1,797,473"	0	"53,160"	0
Crescent R.E. Equities	Common Stock	225756105	"864,265"	"20,526,294"	"346,700"	"480,900"	"36,665"
Developers Diversified	Common Stock	251591103	"4,678,934"	"78,957,011"	"1,628,600"	"2,946,584"	"103,750"
Duke-Weeks Realty Corp	Common Stock	264411505	"3,203,100"	"72,269,944"	"1,453,400"	"1,668,600"	"81,100"
Entertainment Properties TR	Common Stock	29380T105	"808,900"	"14,256,863"	"63,000"	"690,300"	"55,600"
Equity Office	Common Stock	294741103	"6,436,351"	"164,931,491"	"2,439,653"	"3,857,284"	"139,414"
Equity Residential	Common Stock	29476L107	"2,706,323"	"121,953,680"	"662,050"	"2,002,475"	"41,798"
Essex Property Trust	Common Stock	297178105	"625,500"	"22,127,063"	"154,500"	"459,000"	"12,000"
Felcor Lodging Trust	Common Stock	31430F101	"588,780"	"12,217,185"	"400,500"	"172,900"	"15,380"
First Industrial Realty Trust Inc.	Common Stock	32054K103	"912,775"	"25,044,264"	"511,200"	"364,700"	"36,875"
First Washington Realty	Common Stock	337489504	"293,200"	"6,853,550"	"58,500"	"234,700"	0
Forest City A	Common Stock	345550107	"315,700"	"8,839,600"	"173,800"	"130,700"	"11,200"
Franchise Finance Corp	Common Stock	351807102	"20,000"	"445,000"	0	0	"20,000"
Gables Residential Trust	Common Stock	362418105	"2,193,800"	"52,925,425"	"1,503,300"	"690,500"	0
Glenborough	Common Stock	37803P105	"188,600"	"3,300,500"	"170,000"	0	"18,600"
Grove Real Estate Asset Trust	Common Stock	399613108	"1,012,729"	"13,165,477"	"141,800"	"870,929"	0
Health Care Property Investors	Common Stock	421915109	"24,550"	"708,881"	0	"24,550"	0
Highwoods Properties	Common Stock	431284108	"1,621,277"	"44,483,788"	"885,426"	"701,351"	"34,500"
Homestead Village Properties	Common Stock	437851108	"107,694"	"262,504"	"107,694"	0	0
Host Marriott Corp.	Common Stock	44107P104	"6,154,461"	"73,084,223"	"3,654,212"	"2,309,625"	"190,624"
Interstate Hotels Corp	Common Stock	46088R108	"45,495"	"187,667"	"45,487"	6	1
JDN Realty Corp	Common Stock	465917102	"2,204,760"	"49,331,505"	"282,300"	"1,867,160"	"55,300"
Kilroy Realty	Common Stock	49427F108	"1,529,300"	"37,276,688"	"642,400"	"826,800"	"60,100"
Kimco Realty	Common Stock	49446R109	"2,544,148"	"101,129,883"	"595,650"	"1,918,898"	"29,600"
Macerich Company	Common Stock	554382101	"1,653,600"	"43,407,000"	"329,900"	"1,308,500"	"15,200"
Mack-Cali Realty	Common Stock	554489104	"3,105,100"	"96,064,031"	"1,296,000"	"1,706,000"	"103,100"
Meristar Hospitality Corporation	Common Stock	58984Y103	"3,151,184"	"70,704,680"	"2,142,444"	"949,743"	"58,997"
Meristar Hotels & Resorts	Common Stock	589988104	"935,000"	"3,214,063"	"559,300"	"347,100"	"28,600"
MID ATLANTIC REALTY	Common Stock	595232109	"52,500"	"584,063"	"52,500"	0	0
Mills Corporation	Common Stock	601148109	"80,400"	"1,743,675"	"53,900"	"25,400"	"1,100"
Mission West Properties	Common Stock	605203108	"100,000"	"825,000"	"100,000"	0	0
Nationwide Health Property	Common Stock	638620104	"40,600"	"773,938"	0	"40,600"	0
New Plan Excel Realty	Common Stock	648053106	"155,800"	"2,804,400"	0	"155,800"	0
Northstar Capital Investments	Common Stock	66704F106	"273,268"	"4,742,817"	"87,500"	"118,744"	"67,024"
Pacific Gulf Properties	Common Stock	694396102	"78,400"	"1,773,800"	"78,400"	0	0
Pan Pacific Retail	Common Stock	69806L104	"1,105,700"	"21,422,938"	"207,900"	"894,800"	"3,000"
Parkway Properties	Common Stock	70159Q104	"127,200"	"4,213,500"	"127,200"	0	0
Philips International Realty	Common Stock	718333107	"331,200"	"5,589,000"	"192,400"	"138,800"	0
Post Properties	Common Stock	737464107	"2,765,323"	"113,378,202"	"763,487"	"1,950,782"	"51,054"
Prime Retail Inc.	Common Stock	741570105	"527,800"	"4,585,263"	0	"527,800"	0
ProLogis Trust	Common Stock	743410102	"40,074"	"811,499"	"7,500"	"32,574"	0
PS Business Parks Inc.	Common Stock	69360J107	"2,339,248"	"57,019,170"	"1,186,874"	"1,115,974"	"36,400"
Public Storage	Common Stock	74460D109	"2,719,600"	"76,148,800"	"1,481,900"	"1,131,900"	"105,800"
Reckson Associate	Common Stock	75621K106	"4,227,377"	"99,607,571"	"2,287,145"	"1,855,932"	"84,300"
Reckson Services Industry Inc.	Common Stock	75621J109	"1,157,208"	"17,502,764"	"745,018"	"385,754"	"26,436"
Regency Realty Corp.	Common Stock	758939102	"1,525,234"	"33,459,821"	"1,216,034"	"290,700"	"18,500"
Rouse Company	Common Stock	779273101	"1,204,500"	"30,564,188"	"388,300"	"755,500"	"60,700"
Security Capital US Realty	Common Stock	60100673	"857,990"	"16,301,810"	"857,990"	0	0
Security Capital Group	Common Stock	81413P105	"19,426"	"14,144,556"	"19,426"	0	0
Shurgard Storage Centers	Common Stock	82567D104	"17,000"	"461,125"	0	"17,000"	0
Simon Property Group	Common Stock	828806109	"2,403,750"	"60,995,156"	"1,303,334"	"1,011,461"	"88,955"
SL Green Realty Corp	Common Stock	78440X101	"1,006,700"	"20,574,431"	"696,300"	"289,700"	"20,700"
"Smith Residential Realty, Inc."	Common Stock	832197107	"1,155,200"	"39,204,600"	"236,600"	"908,400"	"10,200"
Spieker Properties	Common Stock	848497103	"3,679,470"	"143,039,396"	"1,664,470"	"1,923,400"	"91,600"
Starwood Hotels & Resorts Worldwide	Common Stock	85590A203	"2,029,368"	"62,022,560"	"1,213,200"	"720,968"	"95,200"
Storage USA	Common Stock	861907103	"1,218,200"	"38,982,400"	"541,400"	"618,600"	"58,200"
Sun Communities	Common Stock	866674104	"1,331,200"	"47,257,600"	"761,450"	"523,630"	"46,120"
Taubman Centers	Common Stock	876664103	"2,025,808"	"26,715,343"	"397,858"	"1,612,450"	"15,500"
Trizec Hahn Corporation	Common Stock	896938107	"92,000"	"1,874,500"	"92,000"	0	0
Urban Shopping Centers	Common Stock	917060105	"902,000"	"28,413,000"	"33,000"	"869,000"	0
Vornado	Common Stock	929042109	"2,192,600"	"77,426,188"	"1,130,500"	"978,600"	"83,500"
Vornado Operating Company	Common Stock	92904N103	"112,807"	"902,456"	"61,385"	"48,490"	"2,932"
Walden Residential	Common Stock	931210108	"3,200"	"68,800"	"3,200"	0	0
Walden Pfd.	Preferred Stock	931210603	"163,072"	"3,271,632"	0	"163,072"	0
Walden Residential Properties Wts.	Common Stock	931210116	"543,575"	"125,022"	0	"543,575"	0
Weeks Corporation	Common Stock	94856P102	"1,971,500"	"60,130,750"	"840,350"	"1,072,850"	"58,300"
Weingarten Realty	Common Stock	948741103	"553,300"	"23,100,275"	0	"553,300"	0
Wyndham International	Common Stock	983101106	"5,635,389"	"25,359,252"	"3,135,609"	"2,335,960"	"163,820"
Wyndham Series A Preferred	Common Stock	99C000041	"662,391"	"5,961,618"	"662,391"	0	0

SECURITY TYPE:  Common Stock			"124,415,194"	"3,108,700,835"	"55,991,423"	"65,469,616"	"2,954,155"

GRAND TOTAL			"124,415,194"	"3,108,700,835"	"55,991,423"	"65,469,616"	"2,954,155"